Related party transactions - Licensing revenue (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transactions
Revenue	$ 212,755,000	$ 420,933,000	$ 464,549,000	$ 479,688,000
Winchange Limited | Gamegears Limited
Related party transactions
Ownership Interest		100.00%
Licensing
Related party transactions
Revenue		$ 62,000
Licensing | Winchange Limited
Related party transactions
Revenue		51,000
Licensing | Vistrex Limited
Related party transactions
Revenue		$ 11,000